Share Based Compensation (Options Rollforward) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement, Options [Line Items]
Outstanding, end of year	1,111,000	2,639,000
Share Based Options [Member]
Share-based Compensation Arrangement, Options [Line Items]
Outstanding, beginning of year	2,639,000	2,687,000
Granted, during the year	429,000	176,000
Assumed on acquisition, during the year	0	0
Exercised, during the year	(1,957,000)	(224,000)
Forfeited, during the year	0	0
Expired, during the year	0	0
Outstanding, end of year	1,111,000	2,639,000
Weighted average exercise price, beginning of year	$ 22.36	$ 23.59
Weighted average exercise price, granted during the year	$ 24.91	$ 21
Weighted average exercise price, assumed on acquisition during the year	$ 0	$ 0
Weighted average exercise price, exercised during the year	$ (22.49)	$ (19.7)
Weighted average exercise price, forfeited during the year	$ 0	$ 0
Weighted average exercise price, expired during the year	$ 0	$ 0
Weighted average exercise price, end of year	$ 19.9	$ 22.36
Options outstanding, exercisable	303,000	2,253,000